Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Laboratory and office equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Laboratory and office equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years